Other Gains (Losses) (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives [member]
Disclosure of other gains losses [Line Items]
Payments from contracts held for dealing or trading purpose	$ 2,577,652	$ 823,622	$ 2,404,593